Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FENIMORE ASSET MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
FAM Small Cap Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses after Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.36%	[1]
1 Year	rr_ExpenseExampleYear01	$ 138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	$ 1,635
Annual Return 2013	rr_AnnualReturn2013	40.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	4.99%
1 Year	rr_AverageAnnualReturnYear01	40.49%
Since Inception	rr_AverageAnnualReturnSinceInception	26.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
FAM Small Cap Fund | Investor | after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.80%
Since Inception	rr_AverageAnnualReturnSinceInception	26.11%
FAM Small Cap Fund | Investor | after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.37%
Since Inception	rr_AverageAnnualReturnSinceInception	16.36%
FAM Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FAM Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	FAM Small Cap Fund's investment objective is to maximize long-term return on capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	S H A R E H O L D E R F E E S (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	AN N UA L F U N D O P E R AT I N G E X P E N S E S (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 19.65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.65%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	EXPENSE EXAMPLE
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Fenimore Asset Management, Inc. ("Fenimore"), the investment advisor to the Fund, employs a "value approach" in making its common stock selections.  This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth".  Factors considered in evaluating the true business worth include the company's current earnings, cash flow and/or book value, and Fenimore's opinion as to its future potential.  After identifying a company whose securities are determined to have a favorablevaluation, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities.

Under  normal market conditions the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small cap companies.  The Fund considers small cap companies to be those issuers having market capitalizations of between $50 million and $1 billion, measured at the time of purchase.  The Fund may invest in the securities of both domestic and foreign issuers.  The Fund's policy of investing at least 80% of its net assets in small cap companies may only be changed upon 60 days prior notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

• Non-diversification Risk – the Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities.  A fund that is less diversified, such as the Fund, may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.

• StockMarketRisk- the value of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions.  Stock prices may decline over short or extended periods of time.  Stocks are more volatile and riskier than some other forms of investments.

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

• Market Risk - the value of your investment will go up and down, which means that you could lose money.

• Foreign Investment Risk – the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States.  Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	the value of your investment will go up and down, which means that you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk – the Fund is classified as a "non-diversified" fund which means that the Fund may own larger positions in a smaller number of securities. A fund that is less diversified, such as the Fund, may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The  following  bar  chart  and  table  show  some  indication  of  the  risks  of  investing  in  the Fund.

The  bar  chart  shows  the  Fund's  performance  for  the  one  year  period  of  December  31,  2013.   The  table shows  the  Fund's  average  annual  returns  (before  and  after  taxes)  for  the  one  year  period  ended  December

31,  2013  and  since  the  Fund's  inception  on  March  31,  2012  compared  to  those  of  the  Russell  2000  Index.

   The Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an  indication  of  how  the  Fund  will  perform in the future.  Updated performance information may be obtained at the Fund's website famfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The  bar  chart  shows  the  Fund's  performance  for  the  one  year  period  of  December  31,  2013.   The  table shows  the  Fund's  average  annual  returns  (before  and  after  taxes)  for  the  one  year  period  ended  December

31,  2013  and  since  the  Fund's  inception  on  March  31,  2012  compared  to  those  of  the  Russell  2000  Index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	famfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Return for the Year Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 12/31/13): 11.08% Worst Quarter (ended 6/30/13): 4.99%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The  after-tax  returns  shown  in  the  table  are  calculated  using  the  historical  highest  individual  federal  marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on  the  investor's  tax  situation  and  may  differ  from  those  shown.   The  after-tax  returns  are  not  relevant  to investors  who  hold  their  Fund  shares  through  tax-deferred  arrangements  such  as  401(k)  plans  or  individual retirement accounts, or to investors who are tax exempt.

FAM Small Cap Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%
Since Inception	rr_AverageAnnualReturnSinceInception	23.15%

[1]	Fenimore Asset Management (FAM) has entered into a contractual agreement with FAM Small Cap Fund to limit the total operating expenses of the Fund to 1.50% of its average daily net assets through May 1, 2015. This expense limitation agreement may only be amended by the Fund's Board of Trustees.